Note 6 - Property and Equipment, Net (Tables)	12 Months Ended
Jun. 30, 2026
Notes Tables
Property, Plant, and Equipment [Table Text Block]
	As of June 30,
	2025	2026
	US$	US$

Digital asset mining equipment	-	459
Office equipment	-	4
Electronic equipment	18	2

Less: accumulated depreciation	(13)	(62)
Total property and equipment, net	5	403